Other Liabilities- Summary of Other Liabilities (Detail) - CNY (¥) ¥ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Disclosures Of Other Liabilities [Abstract]
Accrued expenses		¥ 907,821	¥ 1,082,704
Derivative financial liabilities		5,239
Provisions	[1]	246,399	164,212
Others		7,696	40,646
Other liabilities		¥ 1,167,155	¥ 1,287,562

[1]	Amount represented the provision accrued for outstanding litigation as of each balance sheet date.